PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment, Net
	December 31,
	2023	2022
Cost:
Land and buildings	$10,739	$10,739
Leasehold improvements	9,164	6,391
Machinery and equipment	76,664	75,518
Motor vehicles	273	302
Office furniture and equipment	1,378	2,362
Internal use software	3,768	2,610
	101,986	97,922

Less: Accumulated depreciation	59,432	54,499
Depreciated cost	$42,554	$43,423